(LOSS)/PROFIT BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,639	$ 1,391	$ 2,020
Pension		24	24	41
Share based payments		1,707	986	678
Auditor's remuneration
Audit fees		888	580	558
Tax fees		89	77	146
Depreciation	[1]	1,410	1,827	1,674
Amortisation		923	917	1,403
Loss/(profit) on the disposal of property, plant and equipment		2	(1)	30
Selling, General and Administrative Expenses – Closure Costs		0	0	2,425
Net foreign exchange differences		$ (1,210)	$ (789)	$ 583

[1]	In 2022, no depreciation was capitalised to research and development projects (2021: US$38,000) (2020: US$40,000).